COMMITMENTS AND CONTINGENCIES (Details Narrative) - $ / shares	Nov. 28, 2022	Oct. 18, 2022
Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues		270,000
Number of shares granted		297,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues		6,600,000
IPO [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Stock repurchased during period, shares		900,000
Aggregate underwriting discount		$ 0.20
Over-Allotment Option [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares option exercised	600,000	600,000
Stock issued during period shares new issues		310,500